Putnam Investments
One Post Office Square
Boston, MA 02109
January 4, 2013

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	Putnam Global Health Care Fund (Reg. Nos. (2-75863) (811-03386));

Putnam Global Natural Resources Fund (Reg. Nos. (2-67827) (811-03061));

Putnam Global Utilities Fund (Reg. Nos. (33-37011) (811-05989)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above listed Funds hereby certify that the forms of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 34 for Putnam Global Health Care Fund; Post-Effective Amendment No. 37 for Putnam Global Natural Resources Fund ; and Post-Effective Amendment No. 26 for Putnam Global Utilities Fund, to each Fund’s Registration Statements on Form N-1A (the “Amendments”) would not have differed from that contained in the Amendments, which are the most recent amendments to such Registration Statements and was filed electronically on December 28, 2012

Comments or questions concerning this certificate may be directed to Jesse D. Ritter at 1-800-225-2465, ext. 17006.

Very truly yours,

Putnam Global Health Care Fund
Putnam Global Natural Resources Fund
Putnam Global Utilities Fund

/s/ Jonathan S. Horwitz
	By:	_________________
Jonathan S. Horwitz
Executive Vice President, Principal
Executive Officer and Compliance Liaison

cc: James E. Thomas, Esq.
Ropes & Gray LLP